Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt Disclosure [Text Block]

The following table summarizes DPL's long-term debt.

	Interest		September 30,	December 31,
$ in millions	Rate	Maturity	2019	2018
Term loan - rates from 4.50% - 4.53% (a) and 4.01% - 4.60% (b)		2022	$—	$436.1
First Mortgage Bonds	3.95%	2049	425.0	—
Tax-exempt First Mortgage Bonds - rates from 2.97% - 3.07% (a) and 1.52% - 1.92% (b)		2020	140.0	140.0
U.S. Government note	4.20%	2061	17.6	17.7
Unamortized deferred financing costs			(5.7)	(6.3)
Unamortized debt discounts and premiums, net			(2.7)	(1.4)
Total long-term debt at DP&L			574.2	586.1

Senior unsecured bonds	6.75%	2019	—	99.0
Senior unsecured bonds	7.25%	2021	380.0	780.0
Senior unsecured notes	4.35%	2029	400.0	—
Note to DPL Capital Trust II (c)	8.125%	2031	15.6	15.6
Unamortized deferred financing costs			(5.8)	(4.3)
Unamortized debt discounts and premiums, net			(1.1)	(0.5)
Total long-term debt			1,362.9	1,475.9
Less: current portion			(139.6)	(103.6)
Long-term debt, net of current portion			$1,223.3	$1,372.3

(a)	Range of interest rates for the nine months ended September 30, 2019.

(b)	Range of interest rates for the year ended December 31, 2018.
(c)
Note payable to related party.

Long-term Debt

Long-term debt
$ in millions	Interest Rate	Maturity	December 31, 2018	December 31, 2017
Term loan - rates from: 3.57% - 4.82% (a) and 4.00% - 4.60% (b)		2022	$436.1	$440.6
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)		2020	140.0	200.0
U.S. Government note	4.2%	2061	17.7	17.8
Unamortized deferred financing costs			(6.3)	(9.8)
Unamortized debt discounts and premiums, net			(1.4)	(2.0)
Total long-term debt at subsidiary			586.1	646.6

Bank term loan - rates from: 3.02% - 4.10% (a) and 2.67% - 3.02% (b)		2020	—	70.0
Senior unsecured bonds	6.75%	2019	99.0	200.0
Senior unsecured bonds	7.25%	2021	780.0	780.0
Note to DPL Capital Trust II (c)	8.125%	2031	15.6	15.6
Unamortized deferred financing costs			(4.3)	(6.8)
Unamortized debt discounts and premiums, net			(0.5)	(0.6)
Total long-term debt			1,475.9	1,704.8
Less: current portion			(103.6)	(4.6)
Long-term debt, net of current portion			$1,372.3	$1,700.2

(a)	Range of interest rates for the year ended December 31, 2018.

(b)	Range of interest rates for the year ended December 31, 2017.
(c)
Note payable to related party. See Note 12 – Related Party Transactions for additional information.

Long-term Debt Maturities
At December 31, 2018, maturities of long-term debt are summarized as follows:

Due during the years ending December 31,
$ in millions
2019	$103.6
2020	144.7
2021	784.7
2022	422.8
2023	0.2
Thereafter	32.4
1,488.4
Unamortized discounts and premiums, net	(1.9)
Deferred financing costs, net	(10.6)
Total long-term debt	$1,475.9